Income Taxes - Schedule of Effective Income Taxes Rate (Details) (10-K)		3 Months Ended					12 Months Ended
	Dec. 22, 2017	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 22, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax provision (benefit) at Federal statutory rate	(35.00%)	(21.00%)	(21.00%)	(21.00%)	(35.00%)	(34.00%)	(21.00%)	(34.00%)
Accrued compensation							(0.28%)	(0.32%)
Stock based compensation							3.37%	4.15%
Depreciation and amortization							0.15%	0.59%
Other							0.07%	0.26%
Change in valuation allowance							17.69%	29.32%
Effective tax rate							0.00%	0.00%